Other Liabilities	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Other Liabilities

NOTE 12: OTHER LIABILITIES

Other Liabilities[1]

(millions of Canadian dollars)	As at
	July 31 2020	October 31 2019
Accounts payable, accrued expenses, and other items	$4,243	$5,163
Accrued interest	1,054	1,393
Accrued salaries and employee benefits	2,575	3,245
Cheques and other items in transit	1,655	1,042
Current income tax payable	301	169
Deferred tax liabilities	295	193
Defined benefit liability	3,787	2,781
Lease liabilities	5,508	66
Liabilities related to structured entities	4,193	5,857

Provisions	1,505	1,095
Total	$25,116	$21,004

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.